Summary of Activity for Unvested Restricted Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted shares at beginning of year	42,358
Restricted shares vested	(40,758)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(1,000)
Unvested restricted shares at end of year	600	42,358
Unvested restricted shares at beginning of year, Weighted Average Grant Date Fair Value	$ 11.30
Restricted shares vested, Weighted Average Grant Date Fair Value	11.29
Restricted shares vested, Weighted Average, Forfeitures	11.77
Unvested restricted shares at end of year, Weighted Average Grant Date Fair Value	$ 11.77	$ 11.30
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 606,000	$ 511,000	$ 592,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 9,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	10 months